AXP(SM) Small Cap
                                                                       Advantage
                                                                            Fund

                                                          2000 SEMIANNUAL REPORT

American
  Express(R)
Funds

(icon of) ruler

AXP Small Cap Advantage Fund seeks to provide shareholders with long-term capital growth.

Good Things, Small Packages

Small-capitalization stocks may not measure up to the big blue-chips in terms of market value, but that doesn't mean they have to take a back seat when it comes to investment performance. To get the most out of the small-cap sector, this Fund spreads its holdings among growth and value stocks that meet a variety of strict selection criteria. The result is a portfolio that provides broad representation in the small-cap sector.

CONTENTS

From the Chairman                        3
From the Portfolio Managers              3
Fund Facts                               5
The 10 Largest Holdings                  6
Financial Statements                     7
Notes to Financial Statements           10
Investments in Securities               19

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.
o Set financial goals that extend beyond those achievable through retirement plans of your employer.
o  Learn as much as you can about your current investments.

The portfolio managers' letter that follows provides a review of the Fund's investment strategies and performance. The semiannual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,

Arne H. Carlson

(picture of) Jake Hurwitz
Jake Hurwitz
Portfolio Manger

From the Portfolio Managers
In a highly volatile period for the stock market, AXP Small Cap Advantage Fund managed to carve out a modest gain, as its Class A shares returned 1.65% (excluding the sales charge) for the first half of the fiscal year -- April through September 2000.

The stock market as a whole and technology-related stocks in particular had just come off a spectacular rally when the period began. But before stocks had time to catch their breath, concerns about higher interest rates and the potential for slower economic growth and, ultimately, less-robust corporate profits appeared on the scene. The result was a steady erosion in the market that lasted until late May.

(picture of) Kent A. Kelley
Kent A. Kelley
Portfolio Manager

A ROLLER-COASTER RIDE
From that point, stocks were tossed and turned almost daily, as investors went through a variety of mood swings through the summer and early fall. To illustrate the degree of the volatility, the Fund lost more than 4% in July, then surged by nearly 10% in August. In fact, the Fund lost ground in four of the six months, but the two positive months were strong enough to put it in the black for the period as a whole.

Consistent with our management style, the Fund's investments were split between small-capitalization growth stocks (about 55% of the holdings) and value stocks (about 45%). Technology stocks comprised the largest area of investment, but we kept the portfolio broadly diversified across a number of economic sectors.

Looking more closely at the Fund's holdings, technology was both a curse and a blessing, depending on the day, week and month. Overall, though, we did realize positive performance from that sector. Our tech investments were concentrated in three areas: contract equipment manufacturing, semiconductor and Internet infrastructure areas. The energy sector, which got a boost from higher oil prices, provided more consistent and better overall performance for the Fund. That was particularly true of stocks of natural gas producers and oil-drilling companies. In the health care area, strong earnings growth and an improving regulatory environment produced good returns for our hospital management and HMO stocks.

Looking ahead to the second half of the fiscal year, we think the outlook for small-cap stocks is unusually favorable, thanks to accelerating profits and relatively low stock prices. Assuming the Federal Reserve achieves its goal of slowing down the economy to a more moderate pace and thereby removes the threat of higher inflation, a more-normal and less-volatile investment environment should unfold. If so, we think the Fund is well positioned to benefit from what could be an ongoing advance in the small-cap sector.

Jake Hurwitz

Kent A. Kelley

Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
Sept. 30, 2000                                                        $6.17
March 31, 2000                                                        $6.07
Increase                                                              $0.10

Distributions -- April 1, 2000 - Sept. 30, 2000
From income                                                           $  --
From capital gains                                                    $  --
Total distributions                                                   $  --
Total return**                                                       +1.65%

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
Sept. 30, 2000                                                        $6.10
March 31, 2000                                                        $6.03
Increase                                                              $0.07

Distributions -- April 1, 2000 - Sept. 30, 2000
From income                                                           $  --
From capital gains                                                    $  --
Total distributions                                                   $  --
Total return**                                                       +1.16%

Class C -- June 26, 2000* - Sept. 30, 2000
(All figures per share)

Net asset value (NAV)
Sept. 30, 2000                                                        $6.11
June 26, 2000*                                                        $5.92
Increase                                                              $0.19

Distributions -- June 26, 2000* - Sept. 30, 2000
From income                                                           $  --
From capital gains                                                    $  --
Total distributions                                                   $  --
Total return**                                                       +3.21%***

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
Sept. 30, 2000                                                        $6.18
March 31, 2000                                                        $6.08
Increase                                                              $0.10

Distributions -- April 1, 2000 - Sept. 30, 2000
From income                                                           $  --
From capital gains                                                    $  --
Total distributions                                                   $  --
Total return**                                                       +1.64%

   * Inception date.
  ** The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.
 *** The total return for Class C is not annualized.

The 10 Largest Holdings
                                          Percent                  Value
                                      (of net assets)     (as of Sept. 30, 2000)
AmeriCredit                                .81%                 $4,707,962
Gallagher (Arthur J)                       .75                   4,338,119
Radian Group                               .74                   4,266,000
Laboratory Corp America Holdings           .70                   4,022,402
IntraNet Solutions                         .68                   3,902,399
Silicon Valley Bancshares                  .67                   3,887,085
Metris Companies                           .66                   3,829,525
C&D Technologies                           .66                   3,807,924
SERENA Software                            .65                   3,777,125
Exar                                       .64                   3,714,699

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 6.96% of net assets


Financial Statements

Statement of assets and liabilities
AXP Small Cap Advantage Fund

Sept. 30, 2000 (Unaudited)

Assets
Investments in securities, at value (Note 1)
     (identified cost $550,372,363)                                                                        $595,195,189
Cash in bank on demand deposit                                                                                1,446,363
Dividends and accrued interest receivable                                                                       475,270
Receivable for investment securities sold                                                                    12,512,590
U.S. government securities held as collateral (Note 5)                                                        1,760,838
                                                                                                              ---------
Total assets                                                                                                611,390,250
                                                                                                            -----------

Liabilities
Payable for investment securities purchased                                                                  23,567,063
Payable upon return of securities loaned (Note 5)                                                             9,537,638
Accrued investment management services fee                                                                       11,163
Accrued distribution fee                                                                                          7,785
Accrued transfer agency fee                                                                                       3,253
Accrued administrative services fee                                                                                 874
Other accrued expenses                                                                                          193,095
                                                                                                                -------
Total liabilities                                                                                            33,320,871
                                                                                                             ----------
Net assets applicable to outstanding capital stock                                                         $578,069,379
                                                                                                           ============

Represented by
Capital stock -- $.01 par value (Note 1)                                                                   $    940,572
Additional paid-in capital                                                                                  521,507,534
Net operating loss                                                                                             (920,816)
Accumulated net realized gain (loss)                                                                         11,719,263
Unrealized appreciation (depreciation) on investments                                                        44,822,826
                                                                                                             ----------
Total-- representing net assets applicable to outstanding capital stock                                    $578,069,379
                                                                                                           ============
Net assets applicable to outstanding shares:              Class A                                          $381,848,733
                                                          Class B                                          $195,343,851
                                                          Class C                                          $    874,310
                                                          Class Y                                          $      2,485
Net asset value per share of outstanding capital stock:   Class A shares           61,911,951              $       6.17
                                                          Class B shares           32,001,694              $       6.10
                                                          Class C shares              143,182              $       6.11
                                                          Class Y shares                  402              $       6.18
                                                                                          ---                     -----

See accompanying notes to financial statements.



Statement of operations

AXP Small Cap Advantage Fund
Six months ended Sept. 30, 2000 (Unaudited)

Investment income
Income:
Dividends                                                                                                    $1,618,894
Interest                                                                                                      1,163,730
                                                                                                              ---------
Total income                                                                                                  2,782,624
                                                                                                              ---------
Expenses (Note 2):
Investment management services fee                                                                            1,672,605
Distribution fee
     Class A                                                                                                    407,902
     Class B                                                                                                    825,611
     Class C                                                                                                        864
Transfer agency fee                                                                                             468,248
Incremental transfer agency fee
     Class A                                                                                                     35,511
     Class B                                                                                                     29,316
     Class C                                                                                                         40
Service fee - Class Y                                                                                                 2
Administrative services fees and expenses                                                                       142,429
Compensation of board members                                                                                     3,977
Custodian fees                                                                                                   25,479
Printing and postage                                                                                             70,761
Registration fees                                                                                                32,498
Audit fees                                                                                                        7,750
Other                                                                                                             2,894
                                                                                                                  -----
Total expenses                                                                                                3,725,887
     Expenses reimbursed by AEFC (Note 2)                                                                       (10,299)
                                                                                                                -------
                                                                                                              3,715,588
     Earnings credits on cash balances (Note 2)                                                                 (12,148)
                                                                                                                -------
Total net expenses                                                                                            3,703,440
                                                                                                              ---------
Investment income (loss) -- net                                                                                (920,816)
                                                                                                               --------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
     Security transactions (Note 3)                                                                         (15,525,722)
     Futures contacts                                                                                          (418,520)
                                                                                                               --------
Net realized gain (loss) on investments                                                                     (15,944,242)
Net change in unrealized appreciation (depreciation) on investments                                          28,947,973
                                                                                                             ----------
Net gain (loss) on investments                                                                               13,003,731
                                                                                                             ----------
Net increase (decrease) in net assets resulting from operations                                             $12,082,915
                                                                                                            ===========

See accompanying notes to financial statements.



Statements of changes in net assets
AXP Small Cap Advantage Fund
                                                                                Sept. 30, 2000            March 31, 2000
                                                                               Six months ended            Period ended*
                                                                                  (Unaudited)

Operations and distributions
Investment income (loss)-- net                                                   $   (920,816)              $(1,233,437)
Net realized gain (loss) on investments                                           (15,944,242)               30,074,545
Net change in unrealized appreciation (depreciation) on investments                28,947,973                15,874,853
                                                                                   ----------                ----------
Net increase (decrease) in net assets resulting from operations                    12,082,915                44,715,961
                                                                                   ----------                ----------
Distributions to shareholders from:
     Net realized gain
         Class A                                                                           --                  (849,641)
         Class B                                                                           --                  (410,527)
         Class Y                                                                           --                       (11)
                                                                                                                    ---
Total distributions                                                                        --                (1,260,179)
                                                                                                             ----------

Capital share transactions (Note 4)
Proceeds from sales
     Class A shares (Note 2)                                                      111,849,810               270,164,984
     Class B shares                                                                61,752,968               130,609,381
     Class C shares                                                                   870,282                        --
Reinvestment of distributions at net asset value
     Class A shares                                                                        --                   794,802
     Class B shares                                                                        --                   408,330
     Class Y shares                                                                        --                        11
Payments for redemptions
     Class A shares                                                               (19,154,847)              (19,656,397)
     Class B shares (Note 2)                                                       (9,789,963)               (5,324,679)
                                                                                   ----------                ----------
Increase (decrease) in net assets from capital share transactions                 145,528,250               376,996,432
                                                                                  -----------               -----------
Total increase (decrease) in net assets                                           157,611,165               420,452,214
Net assets at beginning of period                                                 420,458,214                     6,000
                                                                                  -----------                     -----
Net assets at end of period                                                      $578,069,379              $420,458,214
                                                                                 ============              ============

* For the period  from May 4, 1999  (commencement  of  operations)  to March 31,
  2000.

See accompanying notes to financial statements.


Notes to Financial Statements
AXP Small Cap Advantage Fund
(Unaudited as to Sept. 30, 2000)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of AXP Strategy Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Strategy Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in equity securities of small companies. On May 3, 1999, American Express Financial Corporation (AEFC) invested $6,000 in the Fund which represented 400 shares for Class A, Class B, and Class Y, respectively.

Class C shares of the Fund were offered to the public on June 26, 2000. Prior to this date, AEFC purchased 332 shares of capital stock, which represented the initial capital in Class C at $6.03 per share.

The Fund offers Class A, Class B, Class C and Class Y shares.

o  Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.
o  Class C shares may be subject to a CDSC.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. EXPENSES AND SALES CHARGES
The Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.74% to 0.615% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of AXP Small Cap Advantage Fund to the Lipper Small Cap-Core Index. The maximum adjustment is 0.12% of the Fund's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1% the adjustment will be zero. The adjustment decreased the fee by $113,520 for the six months ended Sept. 30, 2000.

Under an Administrative Service Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.06% to 0.035% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

AEFC has a Sub-investment Advisory Agreement with Kenwood Capital Management LLC, an indirect subsidiary of AEFC.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19.00
o  Class B $20.00
o  Class C $19.50
o  Class Y $17.00

The Fund has  agreements  with  American  Express  Financial  Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund's Class Y shares pay a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets.

Sales charges received by the Distributor for distributing Fund shares were $1,077,886 for Class A and $51,830 for Class B for the six months ended Sept. 30, 2000.

AEFC and American Express Financial Advisors Inc. agreed to waive certain fees and to absorb certain expenses until March 31, 2001. Under this agreement, total expenses will not exceed 1.35% for Class A, 2.12% for Class B, 2.12% for Class C and 1.16% for Class Y of the Fund's average daily net assets.

During the six months ended Sept. 30, 2000, the Fund's custodian and transfer agency fees were reduced by $12,148 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $547,744,158 and $429,412,704, respectively, for the six months ended Sept. 30, 2000. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $13,929 for the six months ended Sept. 30, 2000.

4. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                      Six months ended Sept. 30, 2000
                               Class A       Class B     Class C*    Class Y
Sold                         18,888,853    10,516,360     143,182         --
Issued for
  reinvested distributions           --            --          --         --
Redeemed                     (3,210,708)   (1,656,575)         --         --
                             ----------    ----------
Net increase (decrease)      15,678,145     8,859,785     143,182         --
                             ----------     ---------     -------

* Inception date was June 26, 2000.

                                            Period ended March 31, 2000**
                               Class A        Class B    Class C     Class Y
Sold                         49,629,291    24,006,381        N/A          --
Issued for
  reinvested distributions      146,058        75,304        N/A           2
Redeemed                     (3,541,943)     (940,176)       N/A          --
                             ----------      --------
Net increase (decrease)      46,233,406    23,141,509        N/A           2
                             ----------    ----------                      -

** Inception date was May 4, 1999.

5. LENDING OF PORTFOLIO SECURITIES
As of Sept. 30, 2000, securities valued at $8,357,670 were on loan to brokers. For collateral, the Fund received $7,776,800 in cash and U.S. government securities valued at $1,760,838. Income from securities lending amounted to $136,161 for the six months ended Sept. 30, 2000. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended Sept. 30, 2000.


7. FINANCIAL HIGHLIGHTS
The table below shows certain important financial information for evaluating the Fund's results.

Fiscal period ended March 31,

Per share income and capital changes(a)

                                                                                 Class A

                                                                       2000(b)               2000(c)

Net asset value, beginning of period                                    $6.07                 $5.00

Income from investment operations:

Net investment income (loss)                                               --                  (.01)

Net gains (losses) (both realized and unrealized)                         .10                  1.11

Total from investment operations                                          .10                  1.10

Less distributions:

Dividends from net investment income                                       --                    --

Distributions from realized gains                                          --                  (.03)

Total distributions                                                        --                  (.03)

Net asset value, end of period                                          $6.17                 $6.07

Ratios/supplemental data

Net assets, end of period (in millions)                                  $382                  $281

Ratio of expenses to average daily net assets(d)                        1.25%(e,f)            1.32%(e,f)

Ratio of net investment income (loss) to average daily net assets       (.12%)(e)             (.54%)(e)

Portfolio turnover rate (excluding short-term securities)                 92%                  108%

Total return(g)                                                         1.65%                22.04%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Sept. 30, 2000 (Unaudited).
(c) For the period from May 4, 1999 (commencement of operations) to March 31,
    2000.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(e) Adjusted to an annual basis.
(f) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.26%, and 1.77% for the six months ended Sept. 30, 2000 and for the period ended March 31, 2000, respectively.
(g) Total return does not reflect payment of a sales charge.



Fiscal period ended March 31,

Per share income and capital changes(a)

                                                                                 Class B

                                                                       2000(b)               2000(c)

Net asset value, beginning of period                                    $6.03                 $5.00

Income from investment operations:

Net investment income (loss)                                             (.02)                 (.03)

Net gains (losses) (both realized and unrealized)                         .09                  1.09

Total from investment operations                                          .07                  1.06

Less distributions:

Distributions from realized gains                                          --                  (.03)

Total distributions                                                        --                  (.03)

Net asset value, end of period                                          $6.10                 $6.03

Ratios/supplemental data

Net assets, end of period (in millions)                                  $195                  $140

Ratio of expenses to average daily net assets(d)                        2.01%(e,f)            2.09%(e,f)

Ratio of net investment income (loss) to average daily net assets       (.88%)(e)            (1.32%)(e)

Portfolio turnover rate (excluding short-term securities)                 92%                  108%

Total return(g)                                                         1.16%                21.24%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Sept. 30, 2000 (Unaudited).
(c) For the period from May 4, 1999  (commencement  of  operations) to March 31,
    2000.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(e) Adjusted to an annual basis.
(f) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 2.02% and 2.53% for the six months ended Sept. 30, 2000 and for the period ended March 31, 2000, respectively.
(g) Total return does not reflect payment of a sales charge.


Fiscal period ended March 31,

Per share income and capital changes(a)

                                                                     Class C

                                                                     2000(b)

Net asset value, beginning of period                                  $5.92

Income from investment operations:

Net investment income (loss)                                             --

Net gains (losses) (both realized and unrealized)                       .19
Total from investment operations                                        .19

Less distributions:

Net asset value, end of period                                        $6.11

Ratios/supplemental data

Net assets, end of period (in millions)                                  $1

Ratio of expenses to average daily net assets(c)                      2.01%(d,e)

Ratio of net investment income (loss) to average daily net assets     (.52%)(d)

Portfolio turnover rate (excluding short-term securities)               92%

Total return(f)                                                       3.21%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Inception date was June 26, 2000 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 2.02% for the period ended Sept. 30, 2000.
(f) Total return does not reflect payment of a sales charge.


Fiscal period ended March 31,

Per share income and capital changes(a)

                                                                                 Class Y

                                                                       2000(b)               2000(c)

Net asset value, beginning of period                                    $6.08                 $5.00

Income from investment operations:

Net investment income (loss)                                               --                  (.01)

Net gains (losses) (both realized and unrealized)                         .10                  1.12

Total from investment operations                                          .10                  1.11

Less distributions:

Dividends from net investment income                                       --                    --

Distributions from realized gains                                          --                  (.03)

Total distributions                                                        --                  (.03)

Net asset value, end of period                                          $6.18                 $6.08

Ratios/supplemental data

Net assets, end of period (in millions)                                   $--                   $--

Ratio of expenses to average daily net assets(d)                        1.04%(e,f)            1.16%(e,f)

Ratio of net investment income (loss) to average daily net assets        .05%(e)              (.13%)(e)

Portfolio turnover rate (excluding short-term securities)                 92%                  108%

Total return(g)                                                         1.64%                22.24%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Sept. 30, 2000 (Unaudited).
(c) For the period from May 4, 1999  (commencement  of  operations) to March 31,
    2000.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(e) Adjusted to an annual basis.
(f) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.06% and 1.61% for the six months ended Sept. 30, 2000 and for the period ended March 31, 2000, respectively.
(g) Total return does not reflect payment of a sales charge.


Investments in Securities
AXP Small Cap Advantage Fund
Sept. 30, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (94.1%)
Issuer                                                  Shares         Value(a)

Aerospace & defense (0.8%)
Aeroflex                                                43,000(b)    $2,090,875
Precision Castparts                                     62,100        2,383,088
Total                                                                 4,473,963

Airlines (0.3%)
SkyWest                                                 33,024        1,692,480

Automotive & related (0.8%)
DollarThrifty Automotive Group                         127,800(b)     2,524,050
Gentex                                                  86,900(b)     2,172,500
Total                                                                 4,696,550

Banks and savings & loans (7.3%)
American Capital Strategies                             59,900        1,418,881
Astoria Financial                                       39,500        1,525,688
Bank United Cl A                                        45,700        2,316,419
City Natl                                               57,600        2,224,800
Commerce Bancshares                                     53,000        1,951,063
Cullen/Frost Bankers                                   108,767        3,534,927
Downey Financial                                        62,000        2,449,000
East West Bancorp                                      135,800        2,656,588
First Midwest Bancorp                                   48,704        1,296,744
FirstFed Financial                                   64,000(b)        1,472,000
Fulton Financial                                        89,900        1,781,144
Greater Bay Bancorp                                     39,000        2,708,062
Hudson United Bancorp                                   70,339        1,943,115
Imperial Bancorp                                     86,600(b)        1,656,225
Investors Financial Services                            53,900        3,402,437
MAF Bancorp                                             47,750        1,187,781
Queens County Bancorp                                   73,300        2,116,538
Silicon Valley Bancshares                               66,749(b)     3,887,085
Southwest Bancorp of Texas                              49,500(b)     1,618,031
Webster Financial                                       53,200        1,433,075
Total                                                                42,579,603

Beverages & tobacco (0.9%)
Constellation Brands                                    63,135(b)     3,429,020
Coors (Adolph) Cl B                                     27,500        1,737,656
Total                                                                 5,166,676

Building materials & construction (2.8%)
Carlisle Companies                                      63,800        2,647,700
Dycom Inds                                              68,595(b)     2,855,267
Florida Rock Inds                                       51,811        2,043,296
Horton (DR)                                            145,062        2,493,246
Lennar                                                  60,700        1,802,031
NCI Building Systems                                    65,200(b)       953,550
Pulte                                                   60,900        2,009,700
Toll Brothers                                           46,000(b)     1,582,308
Total                                                                16,387,098

Chemicals (1.4%)
Albemarle                                               87,200        1,760,350
Cytec Inds                                              72,000(b)     2,407,500
Lubrizol                                                96,400        1,897,875
OM Group                                                46,200        2,015,475
Total                                                                 8,081,200

Communications equipment & services (4.5%)
ADTRAN                                                  20,600(b)       876,466
Celeritek                                               50,200(b)     1,891,913
Commonwealth Telephone Enterprises                      28,000(b)     1,032,500
DMC Stratex Networks                                    83,383(b)     1,339,339
Excel Techology                                         45,400(b)     1,455,638
Glenayre Technologies                                  223,100(b)     2,426,212
Leap Wireless Intl                                      24,700(b)     1,545,294
Natural Microsystems                                    24,000(b)     1,291,125
Netro                                                   43,800(b)     2,595,149
Plantronics                                             56,200(b)     2,135,600
Proxim                                                  50,814(b)     2,261,223
REMEC                                                  113,325(b)     3,336,004
Tollgrade Communications                                17,000(b)     2,359,813
WJ Communications                                       48,000(b)     1,776,000
Total                                                                26,322,276

Computers & office equipment (9.0%)
ADAC Laboratories                                      103,550(b)     2,155,134
Advent Software                                         17,800(b)     1,243,775
Aspen Technology                                        54,300(b)     2,450,288
Avocent                                                 33,195(b)     1,829,874
Clarent                                                 45,400(b)     1,787,625
FactSet Research Systems                                46,400        1,744,640
go2net                                                  19,800(b)     1,074,459
Henry (Jack) & Associates                               41,072        1,781,498
HNC Software                                            34,696(b)     2,838,567
InFocus                                                 58,900(b)     3,121,700
Insight Enterprises                                     50,550(b)     1,377,488
Intermagnetics General                                  80,000(b)     2,130,000
Interwoven                                              19,700(b)     2,227,331
IntraNet Solutions                                      78,048(b)     3,902,399
Keynote Systems                                         51,000(b)     1,364,250
M-Systems Flash Disk Prioneer                           35,200(b,c)   1,344,200
Manhattan Associates                                    42,700(b)     2,615,375
Natl Instruments                                        32,800(b)     1,447,300
Netegrity                                               33,000(b)     2,310,000
OTG Software                                            45,300(b)     1,851,638
RSA Security                                            42,179(b)     1,818,969
SERENA Software                                         82,000(b)     3,777,125
SonicWALL                                               59,800(b)     1,704,300
Varian                                                  58,500(b)     2,519,156
Verity                                                  44,700(b)     1,595,231
Total                                                                52,012,322

Electronics (11.3%)
ACT Mfg                                                 19,000(b,d)   1,002,250
Actel                                                   56,000(b)     2,012,500
Alpha Inds                                              69,050(b)     2,352,016
Amphenol Cl A                                           22,600(b)     1,286,788
Anaren Microwave                                        21,000(b)     2,848,125
Anixter Intl                                            56,000(b)     1,631,000
Belden                                                  74,000        1,748,250
C&D Technologies                                        67,100        3,807,924
C-Cube Microsystems                                     70,700(b)     1,449,350
CTS                                                     45,800        2,318,625
Cymer                                                   23,300(b)       715,019
DSP Group                                               31,400(b)     1,173,575
Elantec Semiconductor                                   30,850(b)     3,073,430
Electro Scientific Inds                                 38,600(b)     1,372,191
Exar                                                    30,700(b)     3,714,699
Harman Intl Inds                                        62,806        2,455,715
Intl Rectifier                                          33,180(b)     1,677,664
KEMET                                                   92,396(b)     2,552,440
Littelfuse                                              34,500(b)     1,024,219
Methode Electronics Cl A                                28,000        1,240,750
MRV Communications                                      34,200(b)     1,549,688
Nanometrics                                             27,400(b)     1,464,188
Oak Technology                                          72,700(b)     1,990,163
Pericom Semiconductor                                   24,800(b)       917,600
Photon Dynamics                                         76,800(b)     2,899,200
Plexus                                                  21,800(b)     1,536,900
PLX Technology                                          67,400(b)     1,811,375
Sensormatic Electronics                                111,300(b)     1,669,500
Technitrol                                              20,392        2,059,592
Therma-Wave                                             55,100(b)     1,584,125
Three-Five Systems                                      60,709(b)     1,775,738
Trimble Navigation                                      71,701(b)     1,604,310
Varian Medical Systems                                  68,010(b)     3,073,201
Varian Semiconductor Equipment Associates               30,800(b)     1,153,075
Viasystems Group                                        79,100(b)     1,344,700
Total                                                                65,889,885

Energy (1.9%)
HS Resources                                            67,164(b)     2,258,390
Mitchell Energy & Development Cl A                      55,000        2,564,374
Swift Energy                                            57,800(b)     2,402,313
Valero Energy                                           47,700        1,678,444
Vintage Petroleum                                       95,000        2,161,250
Total                                                                11,064,771

Energy equipment & services (2.3%)
Lone Star Technologies                                  34,000(b)     1,569,100
Louis Dreyfus Natural Gas                               56,700(b)     2,246,738
Patterson Energy                                        90,200(b)     3,100,625
Pride Intl                                              99,182(b)     2,628,323
UTI Energy                                              42,800(b)     1,909,950
Varco Intl                                              81,700(b)     1,700,381
Total                                                                13,155,117

Financial services (4.1%)
Affiliated Managers Group                               29,600(b)     1,685,350
AmeriCredit                                            163,400(b)     4,707,962
Catellus Development                                   101,500(b)     1,776,250
Delphi Financial Group Cl A                             32,924(b)     1,333,422
Eaton Vance                                             27,700        1,412,700
Jefferies Group                                         61,100        1,642,063
LaBranche                                               36,200(b)     1,208,175
Metris Companies                                        96,950        3,829,525
Radian Group                                            63,200        4,266,000
Raymond James Financial                                 57,600        1,897,200
Total                                                                23,758,647

Food (2.2%)
Dean Foods                                              53,000        1,762,250
Delta & Pine Land                                       62,100        1,595,194
Earthgrains                                            101,500        1,871,406
Performance Food Group                                  57,752(b)     2,172,919
Smithfield Foods                                        86,591(b)     2,273,014
Suiza Foods                                             59,300(b)     3,005,769
Total                                                                12,680,552

Furniture & appliances (0.7%)
Ethan Allen Interiors                                   85,300        2,415,056
Salton                                                  56,400(b,d)   1,822,425
Total                                                                 4,237,481

Health care (7.9%)
Alkermes                                                27,500(b)     1,062,188
Alpharma Cl A                                           42,700        2,610,038
Cephalon                                                26,900(b,d)   1,304,650
Coherent                                                42,092(b)     2,862,256
COR Therapeutics                                        47,312(b)     2,948,129
Cubist Pharmaceuticals                                  26,000(b)     1,353,625
Emisphere Technologies                                  51,000(b)     1,526,813
Enzo Biochem                                            36,022(b)     1,747,067
Enzon                                                   30,600(b)     2,019,600
Inhale Therapeutic Systems                              34,400(b)     1,939,300
Laboratory Corp America Holdings                        33,590(b)     4,022,402
Maxim Pharmaceuticals                                   39,000(b)     2,369,250
Medicis Pharmaceutical Cl A                             42,800(b)     2,632,200
Myriad Genetics                                         35,000(b)     3,009,999
Nanogen                                                 21,850(b)       423,344
NOVOSTE                                                 40,000(b)     1,700,000
Priority Healthcare Cl B                                27,900(b)     2,127,375
Protein Design Labs                                     24,980(b)     3,010,089
Regeneron Pharmaceuticals                               57,300(b)     1,869,413
Techne                                                  30,644(b)     3,432,127
Zoll Medical                                            40,450(b)     1,971,938
Total                                                                45,941,803

Health care services (4.2%)
Apria Healthcare Group                                 138,200(b)     1,926,163
Aurora Biosciences                                      29,000(b)     1,972,000
Cerner                                                  40,450(b)     1,878,397
Cytyc                                                   48,554(b)     2,093,891
Foundation Health Systems Cl A                         131,300(b)     2,182,863
Genzyme Transgenics                                     52,000(b)     1,833,000
LifePoint Hospitals                                    103,150(b)     3,661,824
Mid Atlantic Medical Services                          104,000(b)     1,573,000
PRAECIS Pharmaceuticals                                 36,100(b)     1,534,250
Triad Hospitals                                         86,000(b)     2,526,250
Universal Health Services Cl B                          37,755(b)     3,232,771
Total                                                                24,414,409

Household products (0.3%)
Valence Technology                                     100,500(b)     1,733,625

Industrial equipment & services (1.7%)
AGCO                                                   128,500        1,525,938
Asyst Technologies                                      45,200(b)       915,300
Graco                                                   40,800        1,315,800
Kennametal                                              91,400        2,353,550
Minerals Technologies                                   54,700        2,516,200
Nordson                                                 38,300        1,089,156
Total                                                                 9,715,944

Insurance (3.4%)
Fidelity Natl Financial                                 85,350        2,112,413
First American                                          69,900        1,459,163
Gallagher (Arthur J)                                    73,372        4,338,119
MONY Group                                              37,800        1,507,275
Old Republic Intl                                      108,800        2,618,000
Reinsurance Group of America                            45,200        1,548,100
RenaissanceRe Holdings                                  45,800(c)     2,928,338
StanCorp Financial Group                                72,500        3,099,374
Total                                                                19,610,782

Leisure time & entertainment (1.3%)
Anchor Gaming                                           26,700(b)     2,124,319
Aztar                                                  173,405(b)     2,666,102
Concord Camera                                          99,800(b)     2,557,375
Total                                                                 7,347,796

Media (2.2%)
ADVO                                                    49,800(b)     1,643,400
McClatchy Cl A                                          49,900        1,755,856
Penton Media                                            78,300        2,153,250
Price Communications                                    80,405(b)     1,572,923
Radio One Cl A                                          50,500(b)       419,781
Scholastic                                              37,906(b)     3,015,896
True North Communications                               30,900        1,104,675
Zomax                                                  152,800(b)     1,069,600
Total                                                                12,735,381

Metals (0.8%)
Mueller Inds                                            44,731(b)     1,003,652
Shaw Group                                              32,100(b)     2,263,050
Stillwater Mining                                       60,600(b)     1,640,442
Total                                                                 4,907,144

Miscellaneous (2.5%)
AremisSoft                                              42,000(b)     1,575,000
Beasley Broadcast Group Cl A                            51,850(b)       502,297
Cell Genesys                                            79,300(b)     2,379,000
DigitalThink                                            36,000(b,d)   1,516,500
Learning Tree Intl                                      41,800(b)     1,990,725
PolyMedica                                              48,000(b)     2,058,000
Proton Energy Systems                                    2,250(b)        64,406
Rural Celluar Cl A                                      28,300(b)     1,927,938
Stratos Lightwave                                       36,000(b)     1,161,000
UCBH Holdings                                           34,000        1,217,625
Total                                                                14,392,491

Multi-industry conglomerates (2.1%)
Agribrands Intl                                         36,150(b)     1,577,044
Argosy Gaming                                          110,100(b)     1,995,562
Brady Cl A                                              63,315        1,915,279
Hall, Kinion & Associates                               36,200(b)     1,029,438
Meade Instruments                                       65,000(b)     1,312,188
Mettler-Toledo Intl                                     59,900(b)     2,635,599
Stewart & Stevenson Services                            83,650        1,458,647
Total                                                                11,923,757

Paper & packaging (1.2%)
AptarGroup                                              80,000        1,915,000
Ball                                                    50,100        1,587,544
Buckeye Technologies                                    81,200(b)     1,684,900
Pope & Talbot                                          103,782        1,485,380
Total                                                                 6,672,824

Real estate investment trust (2.9%)
Arden Realty                                            73,400        1,968,037
BRE Properties Cl A                                     52,800        1,689,600
Camden Property Trust                                   55,500        1,720,499
Developers Diversified Realty                           66,300          853,613
Essex Property Trust                                    23,900        1,323,463
Gables Residential Trust                                58,600        1,593,188
Liberty Property Trust                                  35,700          981,750
Pan Pacific Retail Properties                           52,100        1,042,000
Reckson Associates Realty                               46,800        1,193,400
SL Green Realty                                         57,800        1,622,013
Smith (Charles E) Residential Realty                    41,700        1,892,137
United Dominion Realty Trust                           105,700        1,149,488
Total                                                                17,029,188

Restaurants & lodging (1.0%)
CEC Entertainment                                       51,400(b)     1,644,800
Cheesecake Factory (The)                                43,925(b)     1,899,756
Extended Stay America                                   34,500(b)       450,570
RARE Hospitality Intl                                   80,100(b)     1,632,038
Total                                                                 5,627,164

Retail (3.9%)
AnnTaylor Stores                                        65,500(b)     2,517,656
Barnes & Noble                                          69,900(b)     1,376,156
Borders Group                                           69,000(b)       961,688
Footstar                                                64,100(b)     2,071,231
NBTY                                                   193,600(b)     1,264,450
Pier 1 Imports                                         142,000        1,925,875
PurchasePro.com                                         29,900(b,d)   2,627,463
United Stationers                                       76,933(b)     2,067,574
Venator Group                                          165,000(b)     2,041,875
Whole Foods Market                                      64,300(b)     3,452,106
Zale                                                    70,312(b)     2,280,746
Total                                                                22,586,820

Textiles & apparel (1.7%)
Abercrombie & Fitch                                     77,000(b)     1,467,813
Chico's FAS                                             44,000(b)     1,491,670
Hot Topic                                               70,100(b)     2,103,000
Kenneth Cole Productions Cl A                           49,700(b)     1,755,031
Skechers U.S.A. Cl A                                    88,100(b)     1,332,513
Timberland Cl A                                         39,600(b)     1,623,600
Total                                                                 9,773,627

Transportation (1.4%)
Atlas Air                                               34,200(b)     1,444,950
EGL                                                     60,500(b)     1,830,125
Expeditors Intl of Washington                           43,000        1,937,688
Forward Air                                             40,000(b)     1,407,500
Landstar System                                         31,576(b)     1,409,079
Total                                                                 8,029,342

Utilities -- electric (3.1%)
ALLETE                                                  92,800        2,053,200
Cleco                                                   48,100        2,248,675
El Paso Electric                                       198,486(b)     2,733,152
Kansas City Power & Light                               82,700        2,207,056
OGE Energy                                              96,200        2,050,263
Public Service Co of New Mexico                         96,200        2,489,175
UIL Holdings                                            45,422        2,336,394
Western Resources                                       95,300        2,060,863
Total                                                                18,178,778

Utilities -- gas (1.9%)
Equitable Resources                                     35,806        2,269,205
New Jersey Resources                                    34,400        1,397,500
ONEOK                                                   52,800        2,098,800
Piedmont Natural Gas                                    68,700        2,103,938
UGI                                                     73,400        1,779,950
Western Gas Resources                                   51,900        1,300,744
Total                                                                10,950,137

Total common stocks
(Cost: $498,994,447)                                               $543,769,633

Other (--%)
Issuer                                                  Shares         Value(a)

Elan
   Rights                                               64,800          $62,775

Total other
(Cost: $--)                                                             $62,775


Short-term securities (8.9%)
Issuer                                              Annualized            Amount         Value(a)
                                                 yield on date        payable at
                                                   of purchase          maturity

U.S. government agencies (7.2%)
Federal Home Loan Bank Disc Nts
   10-20-00                                               6.44%       $7,100,000       $7,073,430
   11-15-00                                               6.43         5,000,000        4,958,385
   11-24-00                                               6.44         4,000,000        3,959,033
Federal Home Loan Mtge Corp Disc Nt
   10-31-00                                               6.47         6,500,000        6,462,849
Federal Natl Mtge Assn Disc Nts
   10-19-00                                               6.44         5,000,000        4,982,166
   10-26-00                                               6.48         3,200,000        3,183,924
   11-16-00                                               6.46         6,400,000        6,342,930
   11-22-00                                               6.46         4,600,000        4,554,667
Total                                                                                  41,517,384

Commercial paper (1.7%)
AEGON Funding
   10-02-00                                               6.70%        4,600,000(e)     4,597,432
BellSouth Capital Funding
   12-13-00                                               6.56         1,500,000(e)     1,479,469
Heinz (H.J.)
   11-20-00                                               6.53         2,200,000        2,179,440
Pfizer
   11-06-00                                               6.52         1,600,000(e)     1,589,056
Total                                                                                   9,845,397

Total short-term securities
(Cost: $51,377,916)                                                                   $51,362,781

Total investments in securities
(Cost: $550,372,363)(f)                                                              $595,195,189

See accompanying notes to investments in securities.


Notes to investments in securities
(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Sept. 30, 2000, the value of foreign securities represented 0.74% of net assets.

(d) Security is partially or fully on loan. See Note 5 to the financial statements.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(f)  At Sept.  30, 2000,  the cost of securities for federal income tax purposes
     was  approximately   $550,372,000  and  the  approximate   aggregate  gross
     unrealized appreciation based on that cost was:

     Unrealized appreciation                               $78,201,000
     Unrealized depreciation                               (33,378,000)
     Net unrealized appreciation                           $44,823,000

American
  Express(R)
Funds

AXP Small Cap Advantage Fund
70100 AXP Financial Center
Minneapolis, MN 55474

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